UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for: Wells Fargo Managed Account CoreBuilder Shares – Series M

Date of reporting period: December 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report

December 31, 2018

Wells Fargo Managed Account

∎	Wells Fargo Managed Account CoreBuilder® Shares – Series M

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®*, CPA

Robert J. Miller

Adrian Van Poppel‡

Average annual total returns (%) as of December 31, 2018

					Expense ratios (%)
	Inception date	1 year	5 year	10 year	Gross	Net[1]

Wells Fargo Managed Account CoreBuilder Shares – Series M	4-14-2008	2.63	5.20	7.96	0.04	0.00

Bloomberg Barclays Municipal Bond Index[2]	–	1.28	3.82	4.85	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	3

Growth of $10,000 investment as of December 31, 2018[3]

*	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

‡	Mr. Van Poppel became a portfolio manager of the Fund on May 1, 2018.

[1]

Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

[2]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[3]

The chart compares the performance of the Fund for the most recent ten years with the Bloomberg Barclays Municipal Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

4	Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

∎	The Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index, for the 12-month period that ended December 31, 2018.

∎	Credit selection and duration positioning were key contributors to performance.

∎	An overweight to the 20-year and longer end of the yield curve detracted from results.

As 2018 closes, the current economic recovery is a couple of months shy from being the longest in U.S. history. An accommodative monetary policy combined with fiscal stimulus from tax reform helped growth accelerate in the first few quarters of 2018. Gross domestic product growth was solid, unemployment hit a five-decade low, and inflation inched up to the bottom of the Federal Reserve’s (Fed’s) target. This allowed the Fed to continue to normalize monetary policy by reducing the balance sheet and raising the federal funds target rate four times during the year. Despite relatively robust growth, headwinds were building as a global economic slowdown, a trade war with China, and increased tariffs on steel began to bite. While domestic economic numbers still looked favorable, they are off their highs and trending down. Housing and autos were the first to roll over as higher interest rates took their toll. A government shutdown combined with trade uncertainty continue to roil markets. Volatility has increased in both equity and fixed-income markets as market participants increasingly see slower growth ahead. In fact, the Fed’s dot plot, which is published after each Fed meeting showing the projections of the 12 members of the rate-setting Federal Open Market Committee, went from three projected increases next year to two, but the market disagrees and actually priced in a 50% chance of a cut in rates in 2020.

Municipal bond returns were positive in 2018.

Municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, returned 1.28% during 2018, outperforming most other traditional fixed-income assets, including Treasuries, corporates, mortgages, and the Bloomberg Barclays U.S. Aggregate Bond Index.4 This marks the fifth consecutive year of positive returns for municipal bonds. Municipal supply dropped roughly 24% from 2017 levels, as expected, coming in at approximately $339 billion. The decline in supply was driven largely by a decline in advance refunding bonds, which were curtailed by tax reform as well as record supply in December 2017 when issuance was pushed forward due to anticipated tax law changes. Net new issuance for the year 2018 fell for the first time in three years, coming in at $45 billion less than the prior year. Fund flows posted a decline of $3 billion, the first decline in four years.

The municipal yield curve steepened in 2018 and credit spreads widened. This runs contrary to the Treasury curve, which flattened as the short end underperformed, driven by federal funds rate increases. Among municipal bonds, the short-end yield rose as well but not as much as long-end yields as demand for long-dated bonds was affected by a pull-back in demand from banks and insurance companies as they adjusted to new lower tax rates. This made municipals less attractive at current ratios. Retail demand remained solid and demand from the separately managed account segment of the market was robust.

Credit quality as of December 31, 2018[5]

Credit, security selection, and duration were key to the Fund’s outperformance.

The Fund’s credit allocation helped results. We were underweighted high-quality AAA-rated and AA-rated bonds, which underperformed, and overweight lower-rated investment-grade bonds, which outperformed. While price returns were negative across the credit spectrum, the additional income from the lower-rated bonds more than offset the negative price action. Our modest high-yield exposure also contributed to results because high-yield municipal bonds outperformed investment-grade bonds by a wide margin.

Security selection, often the largest contributor of performance, again helped drive positive results. Rigorous credit analysis by our research team sought to identify credits that could benefit the Fund by recognizing opportunities and avoiding pitfalls. Relative-value trading also sought to enhance performance as we optimized buys and sells in certain issuers. Top performers among lower-rated bonds included Virgin Island Gross Receipts Tax Bonds; First Energy Bonds;

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	5

Brooklyn Navy Yard Partners; and Hartford, Connecticut. High-grade bonds that aided performance included San Francisco Airport bonds, Massachusetts State general obligation bonds, Trinity Health Corporation bonds, and New York Personal Income Tax bonds. The basis trade, used to hedge some longer-dated bonds and manage duration, added to overall performance.

The Fund’s tactical duration positioning aided performance. We began the year short duration to the benchmark and maintained this stance through the second quarter. Over this period, the market sold off. Beginning in the third quarter, we began lengthening duration, buying on weakness. We accelerated this late in the quarter and early into the fourth quarter as the sell-off continued. In November, we were slightly long to the benchmark as the market rallied through the end of the year. Actively managing duration had a positive impact on performance.

We believe municipal market performance will be positive but rate dependent.

There are many things that can temporarily influence municipal bond valuations but the long-term driver of municipal returns is the level and direction of interest rates. Municipal bonds have done pretty well in the face of rising rates as the Fed moves to normalize monetary policy. If economic growth continues to slow, we believe municipal bond performance may improve more than anticipated by some market observers may expect.

We believe technical factors such as supply/demand imbalances are supportive of municipal bonds. We are likely to see new-issue supply increase but overall supply to remain somewhat constrained, by historical standards, due to tax law changes with respect to advance refunding bonds. Demand from retail investors, separately managed accounts, and mutual funds is expected to remain strong but could be somewhat offset by the continued reduction in historical demand from banks and insurance companies due to tax law changes.

While improvements in municipal credit quality are supportive of lower-rated municipal debt, we remain cautious on a valuation basis and see fewer opportunities going forward. We continue to favor BBB-rated and A-rated credits, but rich valuations will temper the selection process.

In our view, opportunities in municipals remain solid. We will continue to manage interest rate and credit risk. We will tap our experienced research team to seek to uncover municipal bonds with strong relative values from among the many municipal bond issuers.

Effective maturity distribution as of December 31, 2018[6]

Please see footnotes on page 3.

6	Wells Fargo Managed Account CoreBuilder Shares – Series M	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹		Annualized net expense ratio

Actual	$1,000.00	$1,018.38	$0.00	*	0.00	%*

Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	*	0.00	%*

[1]

Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*

Generally, no ordinary fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—December 31, 2018	Wells Fargo Managed Account CoreBuilder Shares – Series M	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.51%

Alabama: 0.75%

GO Revenue: 0.02%

Jefferson County AL Series A	4.90%	4-1-2021	$135,000	$137,912

Miscellaneous Revenue: 0.57%

Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	3,250,000	3,749,493

Water & Sewer Revenue: 0.16%

Jefferson County AL CAB Series B (AGM Insured) (z)	5.16	10-1-2026	1,350,000	1,025,825

				4,913,230

Arizona: 3.14%

Education Revenue: 2.15%

Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	650,000	673,959

La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	570,000	556,514

La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	981,610

Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,061,980

Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	659,190

Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	295,000	321,647

Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	610,000	610,220

Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,087,090

Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	986,527

Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,194,872

Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	670,000	664,144

Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,025,000	1,028,813

Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	1,975,460

Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	270,000	274,790

				14,076,816

GO Revenue: 0.08%

Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	513,825

Resource Recovery Revenue: 0.35%

Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	2,300,000	2,305,313

Tax Revenue: 0.20%

City of San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,328,424

Utilities Revenue: 0.36%

Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,379,834

				20,604,212

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

California: 3.85%

Airport Revenue: 2.33%

California Municipal Finance Authority AMT Senior Lien-Linxs Apartment Project Series A	5.00%	12-31-2043	$1,920,000	$2,090,976

California Municipal Finance Authority Senior Lien Airport Project Series A	5.00	12-31-2047	2,050,000	2,225,767

San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	10,968,400

				15,285,143

Education Revenue: 0.48%

California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,098,360

California School Finance Authority View Park Elementary & Middle Schools Series A	4.75	10-1-2024	355,000	365,327

California School Finance Authority View Park Elementary & Middle Schools Series A	5.63	10-1-2034	575,000	599,696

University of California Series AI	5.00	5-15-2038	1,000,000	1,099,740

				3,163,123

GO Revenue: 0.17%

California Prerefunded Bond	6.00	4-1-2038	70,000	70,776

California Unrefunded Bond	6.00	4-1-2038	130,000	131,252

Compton CA Community College District Election of 2002 CAB Series C (z)	6.39	8-1-2029	500,000	350,020

Hawthorne CA School District CAB Series C (National Insured) (z)	6.30	11-1-2025	100,000	83,717

Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	498,353

				1,134,118

Health Revenue: 0.22%

California Statewide CDA Sutter Health Series A	6.00	8-15-2042	100,000	106,876

San Buenaventura CA Community Mental Health System	6.25	12-1-2020	150,000	160,430

University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	893,209

University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	245,839

				1,406,354

Industrial Development Revenue: 0.23%

California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,430,000	1,514,770

Miscellaneous Revenue: 0.33%

Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,098,280

California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	250,000	252,923

Palo Alto CA Improvement Bond Act of 1915	4.00	9-2-2020	240,000	248,292

San Diego CA PFA Capital Improvement Project Series B	5.00	10-15-2029	500,000	587,410

				2,186,905

Water & Sewer Revenue: 0.09%

Los Angeles CA DW&P Series A	5.00	7-1-2039	500,000	558,900

				25,249,313

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018	Wells Fargo Managed Account CoreBuilder Shares – Series M	9

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 1.79%

Education Revenue: 0.66%

Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00%	12-15-2037	$1,500,000	$1,417,335

Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	465,000	518,898

Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,267,680

Regents of the University of Colorado Certificate of Participation Series 2013A	5.00	11-1-2028	1,000,000	1,121,700

				4,325,613

GO Revenue: 0.10%

Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	676,520

Health Revenue: 0.61%

Colorado Health Facilities Authority Catholic Health Initiatives Series A	5.00	7-1-2039	4,000,000	4,037,800

Industrial Development Revenue: 0.42%

Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,740,400

				11,780,333

Connecticut: 0.46%

GO Revenue: 0.46%

Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	508,347

Hamden CT (Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	309,122

Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,212,454

				3,029,923

Delaware: 0.24%

Education Revenue: 0.24%

Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,556,625

District of Columbia: 0.05%

Education Revenue: 0.00%

District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	30,000	30,480

Miscellaneous Revenue: 0.05%

District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	301,420

				331,900

Florida: 4.28%

Airport Revenue: 1.57%

Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	2,973,285

Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,190,525

Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,138,340

				10,302,150

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue: 0.89%

Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50%	6-15-2044	$1,000,000	$1,135,930

Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,321,918

Miami-Dade County FL IDA Aspira Florida Project Series 2016A 144A	5.75	11-1-2036	2,000,000	1,839,180

Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,512,285

				5,809,313

Health Revenue: 0.28%

Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,620,510

Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	238,023

				1,858,533

Miscellaneous Revenue: 0.60%

CityPlace Florida Community Development District	5.00	5-1-2022	500,000	541,990

Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,383,010

				3,925,000

Tax Revenue: 0.94%

Florida Series B	4.00	7-1-2048	6,000,000	6,191,580

				28,086,576

Georgia: 2.63%

Health Revenue: 0.17%

Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,081,250

Industrial Development Revenue: 0.01%

Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	54,535

Utilities Revenue: 2.45%

Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	2.40	1-1-2038	4,000,000	3,980,960

Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	7,500,000	7,900,575

Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series C	4.00	8-1-2048	4,000,000	4,223,680

				16,105,215

				17,241,000

Guam: 0.31%

Tax Revenue: 0.06%

Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	376,348

Utilities Revenue: 0.08%

Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	524,515

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018	Wells Fargo Managed Account CoreBuilder Shares – Series M	11

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue: 0.17%

Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25%	7-1-2021	$550,000	$583,748

Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	541,895

				1,125,643

				2,026,506

Hawaii: 0.34%

Airport Revenue: 0.34%

Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,215,000

Idaho: 0.27%

Education Revenue: 0.27%

Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,046,910

Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	480,000	480,682

Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	250,000	250,333

				1,777,925

Illinois: 20.52%

Airport Revenue: 2.12%

Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	4,931,190

Chicago IL O’Hare International Airport	5.00	1-1-2048	2,000,000	2,187,580

Chicago IL O’Hare International Airport	5.00	1-1-2035	2,350,000	2,407,810

Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,000,000	1,085,600

Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,668,525

Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	1,000,000	1,094,750

Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	550,380

				13,925,835

Education Revenue: 0.36%

Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	7.13	10-1-2041	200,000	209,394

Illinois Finance Authority	5.00	9-1-2036	2,000,000	2,159,500

				2,368,894

GO Revenue: 6.84%

Bureau County IL Township High School District #502 Series A (Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	897,600

Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,714,049

Chicago IL CAB City Colleges (National Insured) (z)	4.46	1-1-2027	6,000,000	4,406,040

Chicago IL CAB Series C (z)	5.13	1-1-2021	610,000	572,015

Chicago IL City Colleges Capital Improvement Project CAB (National Insured) (z)	6.53	1-1-2031	800,000	484,216

Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	555,000	592,740

Chicago IL Library Project Series D	5.00	1-1-2021	440,000	440,726

Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,380,951

Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,096,250

Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,091,700

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00%	1-1-2032	$1,225,000	$1,332,580

Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,076,920

Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,841,204

Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	1,922,606

Chicago IL Series A	6.00	1-1-2038	2,500,000	2,781,375

Chicago IL Series C	4.00	1-1-2021	750,000	760,343

Chicago IL Series C (National Insured)	5.00	1-1-2029	875,000	877,415

Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) (z)	4.73	12-1-2025	675,000	540,182

Cook County IL School District #159 Matteson-Richton Park CAB (AGM Insured) (z)	4.18	12-1-2023	615,000	532,873

Cook County IL Series A	5.00	11-15-2020	770,000	807,322

Illinois (AGM Insured)	5.00	1-1-2023	820,000	840,090

Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,240,593

Illinois Refunding Bond Series 2018A	5.00	10-1-2021	2,000,000	2,088,420

Illinois Series A	4.00	9-1-2019	600,000	600,678

Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,066,773

Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,085,360

Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,845,112

Lake County IL School District #38 Big Hollow CAB (Ambac Insured) (z)	5.12	2-1-2019	75,000	74,832

Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	550,170

Will County IL Lincoln-Way Community High School District #210 CAB Series B (z)	4.94	1-1-2033	1,625,000	849,371

Will County IL Lincoln-Way Community High School District #210 CAB Series B (z)	5.54	1-1-2027	1,030,000	743,444

Will County IL Lincoln-Way Community High School District #210 CAB Series B (z)	5.64	1-1-2028	475,000	326,263

Will County IL Lincoln-Way Community High School District #210 Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,303,720

Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	1,002,510

Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,129,858

				44,896,301

Miscellaneous Revenue: 1.62%

Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	70,000	70,850

Chicago IL Board of Education Series C	5.00	12-1-2021	2,000,000	2,076,660

Illinois	5.00	2-1-2021	3,000,000	3,106,410

Illinois	5.00	5-1-2025	870,000	919,877

Illinois	5.50	7-1-2025	1,250,000	1,349,900

Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,464

Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	380,000	389,914

Illinois Finance Authority The Art Institute of Chicago Series A	6.00	3-1-2038	400,000	402,688

Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	531,279

Illinois Series 2013	5.50	7-1-2038	1,000,000	1,046,070

Illinois University Certificate of Participation Capital Improvement Project	4.25	4-1-2020	715,000	725,546

				10,624,658

Tax Revenue: 6.65%

Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,500,000	2,457,625

Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) (z)	2.20	12-15-2019	1,135,000	1,104,276

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018	Wells Fargo Managed Account CoreBuilder Shares – Series M	13

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)

Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) (z)	4.33%	12-15-2030	$11,000,000	$6,585,150

Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) (z)	4.25	6-15-2029	1,950,000	1,260,402

Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,103,530

Chicago IL Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) (z)	3.63	6-15-2027	5,150,000	3,737,510

Chicago IL Refunding Bond	5.00	1-1-2019	705,000	705,000

Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,246,692

Chicago IL Sales Tax	5.00	1-1-2032	850,000	985,567

Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,229,180

Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,608,853

Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,035,380

Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,610,747

Illinois Sales Tax Revenue Second Series (National Insured)	5.75	6-15-2020	1,005,000	1,048,426

Illinois Series 2013	5.00	6-15-2024	1,000,000	1,069,380

Illinois Series A	4.00	1-1-2029	1,000,000	972,660

Illinois Series A	5.00	6-1-2019	465,000	469,845

Illinois Series A	5.00	1-1-2027	2,000,000	2,062,740

Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,749,150

Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,635,600

				43,677,713

Tobacco Revenue: 0.51%

Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,357,960

Transportation Revenue: 0.17%

Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,000,000	1,097,960

Water & Sewer Revenue: 2.25%

Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,955,000	2,163,774

Chicago IL Wastewater Transmission Second Lien	5.00	1-1-2027	1,000,000	1,065,140

Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	2,942,784

Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,065,315

Chicago IL Waterworks Second Lien	5.00	11-1-2030	1,000,000	1,067,670

Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,556,743

Chicago IL Waterworks Second Lien Revenue Bonds Series 2012	4.00	11-1-2020	770,000	793,839

Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,098,670

				14,753,935

				134,703,256

Indiana: 3.44%

Health Revenue: 1.89%

Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	5,508,418

Indiana Health & Educational Facility Financing Authority Series 2006B	1.75	11-15-2031	7,000,000	6,895,000

				12,403,418

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Industrial Development Revenue: 0.16%

Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00%	7-1-2035	$1,000,000	$1,063,590

Miscellaneous Revenue: 0.56%

Indiana Finance Authority Series M	5.00	7-1-2029	605,000	662,318

Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,044,658

				3,706,976

Resource Recovery Revenue: 0.61%

Whiting IN BP Products North America Incorporated Project (SIFMA Municipal Swap +0.75%) ±	2.46	12-1-2044	4,000,000	4,004,920

Water & Sewer Revenue: 0.22%

Indiana Finance Authority Wastewater Utility Project Series A	5.25	10-1-2031	1,310,000	1,417,983

				22,596,887

Iowa: 0.15%

Miscellaneous Revenue: 0.15%

Coralville IA Certificate of Participation	4.00	6-1-2020	500,000	501,145

Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	501,585

				1,002,730

Kansas: 0.99%

Tax Revenue: 0.99%

Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A (z)	6.86	9-1-2034	17,780,000	6,512,103

Kentucky: 1.43%

Transportation Revenue: 0.13%

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (z)	6.47	7-1-2029	1,400,000	877,086

Utilities Revenue: 1.30%

Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	6,871,345

Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,662,404

				8,533,749

				9,410,835

Louisiana: 0.08%

Airport Revenue: 0.08%

New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A	6.50	1-1-2040	500,000	500,000

Maine: 0.05%

Airport Revenue: 0.05%

Portland ME General Airport	5.00	7-1-2022	150,000	162,945

Portland ME General Airport	5.00	7-1-2023	175,000	192,630

				355,575

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018	Wells Fargo Managed Account CoreBuilder Shares – Series M	15

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 0.82%

Education Revenue: 0.82%

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75%	8-1-2033	$1,000,000	$946,160

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,527,165

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	6.00	8-1-2048	2,825,000	2,882,545

				5,355,870

Massachusetts: 1.97%

Education Revenue: 0.02%

Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2039	100,000	104,764

Health Revenue: 0.86%

Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,649,100

Tax Revenue: 1.09%

Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,674,639

Massachusetts Series D	4.00	5-1-2036	5,225,000	5,473,606

				7,148,245

				12,902,109

Michigan: 5.36%

Education Revenue: 0.19%

Michigan Public Educational Facilities Authority Bradford Academy Project ††	8.00	9-1-2021	80,000	69,962

Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010	6.00	6-1-2020	205,000	204,850

Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	485,000	486,984

Western Michigan University	5.25	11-15-2031	400,000	450,292

				1,212,088

GO Revenue: 0.13%

Wayne County MI Building Improvement Series A	6.75	11-1-2039	860,000	868,609

Health Revenue: 1.79%

Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	11,743,035

Miscellaneous Revenue: 0.31%

Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,025,900

Tax Revenue: 0.12%

Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2020	785,000	786,272

Water & Sewer Revenue: 2.82%

Detroit MI Water Supply System Second Lien Series B (AGM Insured)	7.00	7-1-2036	715,000	733,254

Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	3,961,426

Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,149,560

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue (continued)

Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00%	7-1-2033	$4,000,000	$4,152,240

Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,421,680

Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,108,090

				18,526,250

				35,162,154

Minnesota: 0.08%

Education Revenue: 0.08%

Independence MN Charter School Lease Series A	4.25	7-1-2026	500,000	493,060

Mississippi: 2.07%

Industrial Development Revenue: 1.07%

Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series A ø	1.67	12-1-2030	7,000,000	7,000,000

Miscellaneous Revenue: 0.69%

Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,431,982

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	1,000,000	1,078,540

				4,510,522

Resource Recovery Revenue: 0.31%

Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,049,240

				13,559,762

Missouri: 0.24%

Health Revenue: 0.16%

Missouri HEFA	5.00	2-1-2021	800,000	832,472

Missouri HEFA	5.00	2-1-2022	220,000	231,977

				1,064,449

Tax Revenue: 0.08%

Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A	4.00	5-1-2020	515,000	516,530

				1,580,979

New Hampshire: 0.68%

Water & Sewer Revenue: 0.68%

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,110,720

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	948,648

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018	Wells Fargo Managed Account CoreBuilder Shares – Series M	17

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue (continued)

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00%	1-1-2028	$1,690,000	$1,867,349

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	536,314

				4,463,031

New Jersey: 6.10%

Education Revenue: 1.26%

New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,875,000	2,013,319

New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	513,575

New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,509,180

New Jersey EDA Student Loan Series 1	5.50	12-1-2021	2,900,000	3,139,337

New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,094,590

				8,270,001

GO Revenue: 0.38%

Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,508,687

Housing Revenue: 1.66%

New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	4,400,000	4,453,064

New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	4,430,000	4,489,584

New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,940,000	1,968,964

				10,911,612

Miscellaneous Revenue: 2.00%

Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	1,490,000	1,550,822

New Jersey EDA Police Barracks Project	5.00	6-15-2020	285,000	295,702

New Jersey EDA Prerefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	45,000	54,332

New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,367,854

New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,323,750

New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	235,455

New Jersey TTFA Series A	5.00	6-15-2020	1,600,000	1,660,080

New Jersey TTFA Series A	5.25	12-15-2022	600,000	657,186

				13,145,181

Transportation Revenue: 0.80%

New Jersey TTFA CAB Series A (z)	5.85	12-15-2031	2,500,000	1,430,100

New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,220,120

New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,574,070

				5,224,290

				40,059,771

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

New York: 4.10%

Education Revenue: 0.64%

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	6.24%	2-1-2047	$3,500,000	$3,170,860

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	500,000	511,065

Monroe County NY IDAG Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	544,195

				4,226,120

GO Revenue: 0.19%

Nassau County NY Series F	5.00	10-1-2020	150,000	153,609

New York NY Series F-1	5.00	3-1-2032	1,000,000	1,098,600

				1,252,209

Industrial Development Revenue: 0.19%

New York Transportation Development Corporation Special Facilities Laguardia Airport Project Series 2018	5.00	1-1-2030	1,135,000	1,277,522

Miscellaneous Revenue: 0.03%

New York Dormitory Authority State University Educational Facilities Series A	5.50	5-15-2019	170,000	172,397

Tax Revenue: 1.35%

New York Dormitory Authority Series B Group C	5.00	2-15-2044	8,000,000	8,836,000

Tobacco Revenue: 0.08%

Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	531,515

Transportation Revenue: 0.87%

New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	5,000,000	5,680,000

Utilities Revenue: 0.69%

New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	1,500,000	1,514,415

New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.75	10-1-2036	3,000,000	3,028,830

				4,543,245

Water & Sewer Revenue: 0.06%

Western Nassau County NY Water Authority Series B	5.00	4-1-2025	340,000	393,530

				26,912,538

Ohio: 2.47%

Health Revenue: 1.24%

Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	2,800,116

Lucas County Ohio Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,370,100

				8,170,216

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018	Wells Fargo Managed Account CoreBuilder Shares – Series M	19

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 0.69%

Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00%	12-31-2035	$2,000,000	$2,197,220

Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,309,975

				4,507,195

Resource Recovery Revenue: 0.54%

Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	3,500,000	3,550,855

				16,228,266

Oklahoma: 1.45%

Airport Revenue: 0.99%

Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,269,210

Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,244,420

				6,513,630

Health Revenue: 0.13%

Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.50	8-15-2057	750,000	821,475

Miscellaneous Revenue: 0.33%

Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,197,594

				9,532,699

Oregon: 0.03%

Education Revenue: 0.03%

Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	194,992

Pennsylvania: 7.24%

Airport Revenue: 0.42%

Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,748,425

Education Revenue: 0.95%

Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	405,000	421,022

East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	693,442

East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	819,485

Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,382,275

Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,104,370

Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	370,000	371,291

Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	120,000	128,059

Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	296,049

				6,215,993

GO Revenue: 1.77%

Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,122,890

Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,000,000	1,108,320

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Philadelphia PA School District Series C	5.00%	9-1-2020	$250,000	$261,390

Philadelphia PA School District Series E	5.25	9-1-2022	1,350,000	1,411,790

Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,308,460

Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,099,290

Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,125,010

Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,182,235

				11,619,385

Health Revenue: 0.31%

Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.21	11-1-2039	2,000,000	2,030,480

Industrial Development Revenue: 0.83%

Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,425,300

Miscellaneous Revenue: 2.18%

Commonwealth Financing Authority Pennsylvania Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	576,815

Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	1,400,000	1,689,450

Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,282,480

Philadelphia PA Public School Building Authority Unrefunded Bond Series A	5.00	6-1-2036	4,525,000	4,987,093

Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	1,710,000	1,910,583

Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	227,212

Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile Justice Services Center	5.00	4-1-2033	2,355,000	2,625,613

				14,299,246

Resource Recovery Revenue: 0.00%

Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	5,000	5,012

Transportation Revenue: 0.38%

Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,101,080

Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,415,052

				2,516,132

Water & Sewer Revenue: 0.40%

Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,293,632

Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,348,463

				2,642,095

				47,502,068

South Carolina: 2.44%

Education Revenue: 0.16%

South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,000,000	1,078,470

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018	Wells Fargo Managed Account CoreBuilder Shares – Series M	21

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 0.23%

Lexington County SC Health Services District LexMed Obligated Group	5.00%	11-1-2021	$250,000	$268,725

Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,228,002

				1,496,727

Miscellaneous Revenue: 0.51%

South Carolina Public Service Authority Series C	5.00	12-1-2030	3,010,000	3,348,143

Resource Recovery Revenue: 0.23%

South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,489,230

Utilities Revenue: 0.48%

Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	3,000,000	3,169,230

Water & Sewer Revenue: 0.83%

Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,431,050

				16,012,850

Tennessee: 2.22%

Health Revenue: 0.47%

Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1	1.55	11-15-2030	3,100,000	3,058,460

Utilities Revenue: 1.75%

Tennessee Energy Acquisition Corporation	4.00	11-1-2049	8,000,000	8,389,440

Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	3,000,000	3,117,090

				11,506,530

				14,564,990

Texas: 7.07%

Airport Revenue: 1.98%

Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,740,275

Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,469,479

Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,790,355

				13,000,109

Education Revenue: 1.78%

Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,269,988

Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,533,375

Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,273,535

Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	1,978,420

Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	999,930

Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	1,255,000	1,234,518

Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	120,000	122,779

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)

New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00%	8-15-2026	$500,000	$507,810

Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	747,803

				11,668,158

GO Revenue: 1.69%

Crowley TX Independent School District Building	4.00	8-1-2048	4,365,000	4,480,323

Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,177,030

San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,432,546

				11,089,899

Miscellaneous Revenue: 1.03%

Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,995,000	6,124,252

Texas Transportation Commission Highway	5.00	4-1-2028	540,000	634,009

				6,758,261

Transportation Revenue: 0.32%

North Texas Tollway Authority System Series B	5.00	1-1-2026	350,000	369,163

Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project	7.50	6-30-2033	250,000	267,770

Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,503,723

				2,140,656

Utilities Revenue: 0.05%

Texas SA Energy Acquisition Public Facility Corporation Gas Supply	5.50	8-1-2019	330,000	335,656

Water & Sewer Revenue: 0.22%

Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	860,963

Upper Trinity TX Regional Water District (Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	570,515

				1,431,478

				46,424,217

Utah: 1.16%

Airport Revenue: 0.35%

Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,134,110

Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,132,560

				2,266,670

Education Revenue: 0.81%

Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	900,000	880,641

Utah Charter School Finance Authority Freedom Academy Foundation Project (Charter School Credit Enhancement Program Insured) 144A	5.25	6-15-2037	4,500,000	4,452,705

				5,333,346

				7,600,016

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018	Wells Fargo Managed Account CoreBuilder Shares – Series M	23

Security name	Interest rate	Maturity date	Principal	Value

Vermont: 0.37%

Airport Revenue: 0.01%

Burlington VT Airport (AGM Insured)	5.00%	7-1-2019	$100,000	$101,449

Education Revenue: 0.36%

Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	3.35	6-2-2042	2,350,763	2,339,314

				2,440,763

Virginia: 0.65%

Transportation Revenue: 0.65%

Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,420,140

Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,875,600

				4,295,740

Washington: 3.43%

GO Revenue: 1.97%

King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	525,236

King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,105,770

Washington Series D	5.00	2-1-2037	5,620,000	6,347,116

				12,978,122

Health Revenue: 1.46%

Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,465,464

Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.71	1-1-2035	5,040,000	5,054,767

Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	3.11	1-1-2035	3,000,000	3,050,760

				9,570,991

				22,549,113

Wisconsin: 3.79%

Airport Revenue: 0.41%

Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,709,752

Education Revenue: 1.72%

Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,092,390

Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	4,897,305

Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,402,770

Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,758,317

Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	460,000	461,417

Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,714,309

				11,326,508

Miscellaneous Revenue: 0.39%

Public Finance Authority WI Capital Improvements Boynton Beach FL Municipal Improvements Project	5.00	7-1-2041	2,280,000	2,530,891

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of investments—December 31, 2018

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue: 1.27%

Mount Pleasant WI Series A	5.00%	4-1-2043	$5,000,000	$5,562,650

Mount Pleasant WI Series A	5.00	4-1-2048	2,500,000	2,770,950

				8,333,600

				24,900,751

Total Municipal Obligations (Cost $638,134,536)				646,629,668

	Yield		Shares
Short-Term Investments: 0.46%

Investment Companies: 0.43%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.65		2,817,113	2,818,240

			Principal
U.S. Treasury Securities: 0.03%

U.S. Treasury Bill (z)	2.32	3-14-2019	$225,000	223,922

Total Short-Term Investments (Cost $3,042,186)				3,042,162

Total investments in securities (Cost $641,176,722)	98.97%	649,671,830

Other assets and liabilities, net	1.03	6,774,389

Total net assets	100.00%	$656,446,219

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

††	On the last interest date, partial interest was paid.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

CAB	Capital appreciation bond

CDA	Community Development Authority

DW&P	Department of Water & Power

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

IDA	Industrial Development Authority

IDAG	Industrial Development Agency

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PFA	Public Finance Authority

TTFA	Transportation Trust Fund Authority

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018	Wells Fargo Managed Account CoreBuilder Shares – Series M	25

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	2,218,109	188,503,408	187,904,404	2,817,113	$(2,096)	$(541)	$62,585	$2,818,240	0.43%

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Managed Account CoreBuilder Shares – Series M	Statement of assets and liabilities—December 31, 2018

Assets
Investments in unaffiliated securities, at value (cost $638,358,482)	$646,853,590
Investments in affiliated securities, at value (cost $2,818,240)	2,818,240
Receivable for investments sold	130,000
Receivable for Fund shares sold	2,677,297
Receivable for interest	7,787,529
Receivable from manager	26,237

Total assets	660,292,893

Liabilities
Dividends payable	1,946,970
Due to custodian bank	1,743,713
Payable for Fund shares redeemed	142,105
Payable to the broker	13,886

Total liabilities	3,846,674

Total net assets	$656,446,219

NET ASSETS CONSIST OF
Paid-in capital	$653,927,209
Total distributable earnings	2,519,010

Total net assets	$656,446,219

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets	$656,446,219
Shares outstanding[1]	55,665,753
Net asset value per share	$11.79

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended December 31, 2018	Wells Fargo Managed Account CoreBuilder Shares – Series M	27

Investment income
Interest	$22,902,524
Income from affiliated securities	62,585

Total investment income	22,965,109

Expenses
Custody and accounting fees	30,634
Professional fees	45,929
Registration fees	52,395
Shareholder report expenses	21,050
Trustees’ fees and expenses	20,770
Other fees and expenses	16,349

Total expenses	187,127
Less: Fee waivers and/or expense reimbursements	(187,127)

Net expenses	0

Net investment income	22,965,109

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(5,465,457)
Affiliated securities	(2,096)
Futures contracts	568,893
Credit default swap contracts	374,810

Net realized losses on investments	(4,523,850)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(1,729,660)
Affiliated securities	(541)
Credit default swap contracts	105,987

Net change in unrealized gains (losses) on investments	(1,624,214)

Net realized and unrealized gains (losses) on investments	(6,148,064)

Net increase in net assets resulting from operations	$16,817,045

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Managed Account CoreBuilder Shares – Series M	Statement of changes in net assets

	Year ended December 31, 2018		Year ended December 31, 2017[1]

Operations
Net investment income		$22,965,109		$19,924,311
Net realized losses on investments		(4,523,850)		(612,881)
Net change in unrealized gains (losses) on investments		(1,624,214)		20,599,326

Net increase in net assets resulting from operations		16,817,045		39,910,756

Distributions to shareholders from net investment income and net realized gains		(22,894,730)		(19,802,652)

Capital share transactions	Shares		Shares
Proceeds from shares sold	18,445,118	216,652,231	15,616,924	183,098,308
Payment for shares redeemed	(14,683,738)	(172,469,789)	(10,559,184)	(123,912,129)

Net increase in net assets resulting from capital share transactions		44,182,442		59,186,179

Total increase in net assets		38,104,757		79,294,283

Net assets
Beginning of period		618,341,462		539,047,179

End of period		$656,446,219		$618,341,462

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at December 31, 2017 was $1,625. The disaggregated distributions information for the year ended December 31, 2017 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Managed Account CoreBuilder Shares – Series M	29

(For a share outstanding throughout each period)

	Year ended December 31
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.91	$11.51	$11.96	$11.86	$10.99
Net investment income	0.43	0.40	0.37	0.41	0.44
Net realized and unrealized gains (losses) on investments	(0.13)	0.40	(0.45)	0.10	1.00

Total from investment operations	0.30	0.80	(0.08)	0.51	1.44
Distributions to shareholders from
Net investment income	(0.42)	(0.40)	(0.37)	(0.41)	(0.44)
Net realized gains	0.00	0.00	0.00	0.00	(0.13)

Total distributions to shareholders	(0.42)	(0.40)	(0.37)	(0.41)	(0.57)
Net asset value, end of period	$11.79	$11.91	$11.51	$11.96	$11.86
Total return	2.63%	7.02%	(0.75)%	4.38%	13.27%
Ratios to average net assets (annualized)
Gross expenses	0.03%	0.04%	0.04%	0.07%	0.10%
Net expenses	0.00%[1]	0.00%[1]	0.00%[1]	0.00%[1]	0.00%[1]
Net investment income	3.62%	3.39%	3.05%	3.45%	3.66%
Supplemental data
Portfolio turnover rate	28%	19%	15%	21%	37%
Net assets, end of period (000s omitted)	$656,446	$618,341	$539,047	$361,409	$222,616

[1]

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares – Series M	31

contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

32	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $641,176,828 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$12,160,898

Gross unrealized losses	(3,665,896)

Net unrealized gains	$8,495,002

As of December 31, 2018, the Fund had capital loss carryforwards which consist of $323,531 in short-term capital losses and $5,651,024 in long-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares – Series M	33

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$646,629,668	$0	$646,629,668

Short-term investments

Investment companies	2,818,240	0	0	2,818,240

U.S. Treasury securities	223,922	0	0	223,922

Total assets	$3,042,162	$646,629,668	$0	$649,671,830

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $12,955,000 and $43,365,000 in interfund purchases and sales, respectively, during the year ended December 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2018 were $243,465,849 and $169,362,946, respectively.

6. DERIVATIVE TRANSACTIONS

During the year ended December 31, 2018, the Fund entered into futures contracts to gain or reduce market exposure to certain asset classes consistent with an active asset allocation strategy of the Fund. The Fund also entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.

The volume of the Fund’s futures contracts and credit default swap contracts derivative activity during the year ended December 31, 2018 was as follows:

Futures contracts
Average notional balance on long futures	$7,270,456

Credit default swap contracts
Average notional balance	2,470,685

34	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to financial statements

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the year ended December 31, 2018, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2018 and December 31, 2017 were as follows:

	Year ended December 31

	2018	2017

Tax-exempt income	$22,894,730	$19,802,652

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Capital loss carryforward

$1,945,533	$8,495,002	$(5,974,555)

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amount of distributions to shareholders from net investment income for the year ended December 31, 2017 was $19,802,652.

9. CONCENTRATION RISK

Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of December 31, 2018, two unaffiliated shareholders owned 75% of the Fund and an affiliate of Wells Fargo owned 13% of the Fund.

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Report of independent registered public accounting firm	Wells Fargo Managed Account CoreBuilder Shares – Series M	35

TO THE SHAREHOLDERS OF THE FUND AND BOARD OF TRUSTEES OF

WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Wells Fargo Managed Account CoreBuilder Shares-Series M (the Fund), one of the funds constituting the Wells Fargo Funds Trust, including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditors of one or more Wells Fargo Funds investment companies, however we are aware that we have served as the auditors of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

February 22, 2019

36	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2018.

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-888-877-9275, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	37

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

38	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	39

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-888-877-9275 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Website: wellsfargofunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320435 02-19 ACBM/AR130 12-18

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended December 31, 2018	Fiscal year ended December 31, 2017
Audit fees	$33,409	$32,300
Audit-related fees	—	—
Tax fees (1)	2,475	2,325
All other fees	—	—

	$35,884	$34,625

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for Wells Fargo Managed Account CoreBuilder Shares – Series M is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	February 22, 2019

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	February 22, 2019